Schedule of Investments (unaudited)
September 30, 2025
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 79.1%
Communication Services — 5.8%
Diversified Telecommunication Services — 2.7%
AT&T Inc., Senior Notes	6.950%	1/15/28	2,790,000	$2,939,100
AT&T Inc., Senior Notes	5.375%	8/15/35	1,890,000	1,947,294
AT&T Inc., Senior Notes	6.375%	3/1/41	753,000	814,706
AT&T Inc., Senior Notes	4.800%	6/15/44	208,000	185,918
AT&T Inc., Senior Notes	4.500%	3/9/48	690,000	585,251 (a)
AT&T Inc., Senior Notes	3.500%	9/15/53	216,000	149,523
AT&T Inc., Senior Notes	3.550%	9/15/55	1,283,000	884,835
AT&T Inc., Senior Notes	6.050%	8/15/56	250,000	259,314
AT&T Inc., Senior Notes	3.800%	12/1/57	1,120,000	799,290
AT&T Inc., Senior Notes	3.650%	9/15/59	133,000	91,006
Frontier California Inc., Senior Notes	6.750%	5/15/27	2,190,000	2,222,335
Frontier Communications Holdings LLC, Secured Notes	6.750%	5/1/29	380,000	384,110 (a)
Verizon Communications Inc., Senior Notes	5.250%	4/2/35	1,930,000	1,963,358
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	290,000	209,872
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	630,000	498,051
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	230,000	256,956
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	470,000	370,040
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	360,000	229,956
Verizon Communications Inc., Senior Notes	5.500%	2/23/54	380,000	374,580
Verizon Communications Inc., Senior Notes	2.987%	10/30/56	360,000	222,161
Total Diversified Telecommunication Services				15,387,656
Entertainment — 0.2%
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	950,000	964,901 (a)
Walt Disney Co., Senior Notes	5.400%	10/1/43	270,000	274,268
Total Entertainment				1,239,169
Interactive Media & Services — 0.2%
Alphabet Inc., Senior Notes	5.250%	5/15/55	1,230,000	1,233,597
Media — 1.9%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	520,000	554,363
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	6/1/41	830,000	605,908
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	250,000	180,165
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.700%	12/1/55	40,000	40,504
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	260,000	162,178
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.950%	6/30/62	640,000	405,212
Comcast Corp., Senior Notes	6.500%	11/15/35	205,000	229,497
Comcast Corp., Senior Notes	3.969%	11/1/47	200,000	156,419
Comcast Corp., Senior Notes	6.050%	5/15/55	1,150,000	1,189,311
Comcast Corp., Senior Notes	2.937%	11/1/56	823,000	488,823
Comcast Corp., Senior Notes	4.950%	10/15/58	560,000	491,660
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Fox Corp., Senior Notes	5.476%	1/25/39	630,000	$632,687
NBCUniversal Media LLC, Senior Notes	4.450%	1/15/43	62,000	54,204
Paramount Global, Senior Notes	7.875%	7/30/30	1,250,000	1,396,025
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	7/15/33	1,078,000	1,265,129
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	610,000	634,817
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	830,000	907,317
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	900,000	942,022
Total Media				10,336,241
Wireless Telecommunication Services — 0.8%
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	760,000	690,771
T-Mobile USA Inc., Senior Notes	2.250%	11/15/31	410,000	360,798
T-Mobile USA Inc., Senior Notes	5.300%	5/15/35	1,340,000	1,373,156
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	150,000	135,512
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	930,000	699,228
T-Mobile USA Inc., Senior Notes	3.300%	2/15/51	810,000	552,501
T-Mobile USA Inc., Senior Notes	5.875%	11/15/55	750,000	766,639
Total Wireless Telecommunication Services				4,578,605

Total Communication Services				32,775,268
Consumer Discretionary — 5.3%
Automobiles — 1.4%
Ford Holdings LLC, Senior Notes	9.300%	3/1/30	300,000	344,017
Ford Motor Credit Co. LLC, Senior Notes	2.700%	8/10/26	1,150,000	1,131,737
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	420,000	413,215
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	780,000	709,622
Ford Motor Credit Co. LLC, Senior Notes	7.122%	11/7/33	490,000	523,992
General Motors Co., Senior Notes	5.600%	10/15/32	738,000	766,725
General Motors Co., Senior Notes	6.600%	4/1/36	500,000	539,914
General Motors Co., Senior Notes	6.750%	4/1/46	550,000	589,361
General Motors Co., Senior Notes	5.950%	4/1/49	190,000	185,351
Hyundai Capital America, Senior Notes	5.400%	1/8/31	320,000	330,106 (a)
Hyundai Capital America, Senior Notes	5.400%	6/24/31	710,000	731,542 (a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	1,480,000	1,283,900 (a)
Toyota Motor Credit Corp., Senior Notes	4.800%	5/15/30	580,000	594,310
Total Automobiles				8,143,792
Broadline Retail — 0.8%
Alibaba Group Holding Ltd., Senior Notes	2.125%	2/9/31	640,000	577,356
Alibaba Group Holding Ltd., Senior Notes	5.250%	5/26/35	200,000	209,491 (a)
Alibaba Group Holding Ltd., Senior Notes	2.700%	2/9/41	500,000	372,693
Alibaba Group Holding Ltd., Senior Notes	3.150%	2/9/51	1,030,000	722,041
Amazon.com Inc., Senior Notes	1.650%	5/12/28	1,570,000	1,487,603
MercadoLibre Inc., Senior Notes	2.375%	1/14/26	240,000	238,196
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	720,000	666,025
Total Broadline Retail				4,273,405
Diversified Consumer Services — 0.3%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	590,000	385,879
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2025 Quarterly Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Diversified Consumer Services — continued
Leland Stanford Junior University, Secured Notes	4.146%	8/1/30	1,380,000	$1,386,137
Total Diversified Consumer Services				1,772,016
Hotels, Restaurants & Leisure — 2.6%
Brightstar Lottery PLC, Senior Secured Notes	5.250%	1/15/29	1,126,000	1,121,748 (a)
Carnival Corp., Senior Notes	5.125%	5/1/29	1,130,000	1,130,000 (a)
Carnival Corp., Senior Notes	5.750%	3/15/30	530,000	541,478 (a)
Carnival Corp., Senior Secured Notes	7.875%	6/1/27	810,000	848,729
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	2,090,000	1,941,628 (a)
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	670,000	648,535
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	50,000	52,098
McDonald’s Corp., Senior Notes	4.450%	3/1/47	530,000	460,581
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	770,000	758,595 (a)
Melco Resorts Finance Ltd., Senior Notes	6.500%	9/24/33	360,000	361,184 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	350,000	356,882 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.250%	3/15/32	520,000	537,001 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	410,000	420,611 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	1/15/36	660,000	664,104 (b)
Sands China Ltd., Senior Notes	3.800%	1/8/26	1,411,000	1,408,186
Sands China Ltd., Senior Notes	3.800%	1/8/26	150,000	149,701 (c)
Sands China Ltd., Senior Notes	5.400%	8/8/28	1,830,000	1,873,419
Sands China Ltd., Senior Notes	4.375%	6/18/30	870,000	856,029 (c)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	420,000	412,398 (a)
Total Hotels, Restaurants & Leisure				14,542,907
Household Durables — 0.1%
TopBuild Corp., Senior Notes	5.625%	1/31/34	870,000	867,451 (a)
Specialty Retail — 0.1%
Lowe’s Cos. Inc., Senior Notes	4.250%	9/15/44	6,000	4,896
Lowe’s Cos. Inc., Senior Notes	3.000%	10/15/50	700,000	454,064
Total Specialty Retail				458,960

Total Consumer Discretionary				30,058,531
Consumer Staples — 3.1%
Beverages — 0.1%
Coca-Cola Co., Senior Notes	5.200%	1/14/55	440,000	431,356
Consumer Staples Distribution & Retail — 0.5%
Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Senior Notes	5.875%	2/15/28	880,000	881,024 (a)
Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Senior Notes	3.500%	3/15/29	800,000	759,265 (a)
Kroger Co., Senior Notes	5.500%	9/15/54	1,090,000	1,063,294
Total Consumer Staples Distribution & Retail				2,703,583
Food Products — 1.1%
Gruma SAB de CV, Senior Notes	5.390%	12/9/34	760,000	778,240 (a)
J M Smucker Co., Senior Notes	6.200%	11/15/33	560,000	608,511
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group, Senior Notes	5.950%	4/20/35	1,380,000	1,451,073 (a)
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group, Senior Notes	6.375%	2/25/55	680,000	709,080 (a)
Mars Inc., Senior Notes	5.200%	3/1/35	1,330,000	1,360,132 (a)
Mars Inc., Senior Notes	5.650%	5/1/45	440,000	446,644 (a)
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Food Products — continued
Mars Inc., Senior Notes	5.700%	5/1/55	970,000	$983,257 (a)
Total Food Products				6,336,937
Personal Care Products — 0.2%
L’Oreal SA, Senior Notes	5.000%	5/20/35	1,380,000	1,421,519 (a)
Tobacco — 1.2%
Altria Group Inc., Senior Notes	2.450%	2/4/32	860,000	757,315
Altria Group Inc., Senior Notes	3.400%	2/4/41	1,480,000	1,148,035
Altria Group Inc., Senior Notes	4.250%	8/9/42	60,000	50,563
Altria Group Inc., Senior Notes	3.875%	9/16/46	200,000	153,535
Altria Group Inc., Senior Notes	5.950%	2/14/49	390,000	398,821
BAT Capital Corp., Senior Notes	2.259%	3/25/28	150,000	143,370
BAT Capital Corp., Senior Notes	6.000%	2/20/34	640,000	683,985
BAT Capital Corp., Senior Notes	7.081%	8/2/53	170,000	194,980
BAT Capital Corp., Senior Notes	6.250%	8/15/55	650,000	680,142
BAT International Finance PLC, Senior Notes	5.931%	2/2/29	90,000	94,564
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	140,000	144,950
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	480,000	495,835
Philip Morris International Inc., Senior Notes	4.250%	11/10/44	440,000	379,817
Reynolds American Inc., Senior Notes	8.125%	5/1/40	610,000	729,258
Reynolds American Inc., Senior Notes	5.850%	8/15/45	540,000	535,436
Total Tobacco				6,590,606

Total Consumer Staples				17,484,001
Energy — 8.5%
Oil, Gas & Consumable Fuels — 8.5%
Antero Resources Corp., Senior Notes	5.375%	3/1/30	1,350,000	1,358,845 (a)
BP Capital Markets PLC, Senior Notes (6.125% to 6/18/35 then 5 year Treasury Constant Maturity Rate + 1.924%)	6.125%	3/18/35	700,000	725,925 (d)(e)
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	570,000	519,491
Cheniere Energy Partners LP, Senior Notes	5.550%	10/30/35	560,000	572,474 (a)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	400,000	390,112 (a)
Coterra Energy Operating Co., Senior Notes	4.375%	3/15/29	2,450,000	2,355,346
DCP Midstream Operating LP, Senior Notes	3.250%	2/15/32	390,000	355,628
Devon OEI Operating LLC, Senior Notes	7.500%	9/15/27	1,230,000	1,297,961
Ecopetrol SA, Senior Notes	8.375%	1/19/36	510,000	527,038
Ecopetrol SA, Senior Notes	5.875%	11/2/51	400,000	296,601
El Paso Natural Gas Co. LLC, Senior Notes	7.500%	11/15/26	655,000	677,601
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	685,000	690,007 (d)(e)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 2/15/36 then 5 year Treasury Constant Maturity Rate + 2.475%)	6.750%	2/15/56	910,000	909,283 (e)
Energy Transfer LP, Senior Notes	6.000%	2/1/29	1,180,000	1,196,844 (a)
Energy Transfer LP, Senior Notes	5.250%	4/15/29	140,000	144,077
Energy Transfer LP, Senior Notes	8.250%	11/15/29	961,000	1,091,844
Energy Transfer LP, Senior Notes	5.550%	5/15/34	520,000	533,759
Energy Transfer LP, Senior Notes	5.800%	6/15/38	120,000	122,454
Energy Transfer LP, Senior Notes	6.125%	12/15/45	230,000	231,714
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2025 Quarterly Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Energy Transfer LP, Senior Notes	5.950%	5/15/54	500,000	$484,540
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	270,000	278,180
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	310,000	258,265
Enterprise Products Operating LLC, Senior Notes	3.300%	2/15/53	720,000	490,720
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	550,000	410,635
Enterprise Products Operating LLC, Senior Notes (3 mo. Term SOFR + 3.248%)	7.433%	8/16/77	2,020,000	2,021,616 (e)
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	1,840,000	1,829,834 (e)
EQT Corp., Senior Notes	7.500%	6/1/27	1,360,000	1,386,484
Expand Energy Corp., Senior Notes	6.750%	4/15/29	880,000	889,260 (a)
Florida Gas Transmission Co. LLC, Senior Notes	2.300%	10/1/31	1,640,000	1,449,715 (a)
Florida Gas Transmission Co. LLC, Senior Notes	5.750%	7/15/35	490,000	508,494 (a)
Greensaif Pipelines Bidco Sarl, Senior Secured Notes	5.853%	2/23/36	940,000	987,955 (a)
Gulfstream Natural Gas System LLC, Senior Notes	5.600%	7/23/35	1,370,000	1,404,477 (a)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	780,000	704,580 (a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	390,000	446,401
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	10.051%	9/30/29	2,260,811	2,226,899 (a)(e)(f)(g)
Occidental Petroleum Corp., Senior Notes	7.125%	10/15/27	550,000	577,646
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	1,000,000	1,137,724
Occidental Petroleum Corp., Senior Notes	7.950%	6/15/39	860,000	1,009,551
ONEOK Inc., Senior Notes	6.625%	9/1/53	790,000	840,940
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	250,000	246,250
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	690,000	568,741
Petroleos Mexicanos, Senior Notes	6.875%	10/16/25	2,450,000	2,448,479
Plains All American Pipeline LP, Junior Subordinated Notes (3 mo. Term SOFR + 4.372%)	8.583%	10/30/25	2,272,000	2,278,882 (d)(e)
Plains All American Pipeline LP/PAA Finance Corp., Senior Notes	6.700%	5/15/36	150,000	160,710
Saudi Arabian Oil Co., Senior Notes	6.375%	6/2/55	780,000	832,045 (a)
Sunoco LP, Senior Notes	5.625%	3/15/31	1,130,000	1,122,370 (a)
Targa Resources Corp., Senior Notes	4.200%	2/1/33	1,340,000	1,273,823
Targa Resources Corp., Senior Notes	6.500%	3/30/34	420,000	457,912
Targa Resources Corp., Senior Notes	5.500%	2/15/35	170,000	173,090
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	4.450%	8/1/42	960,000	843,754
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	370,000	393,237 (a)
Viper Energy Partners LLC, Senior Notes	5.700%	8/1/35	1,780,000	1,810,874
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	90,000	87,879
Western Midstream Operating LP, Senior Notes	6.150%	4/1/33	30,000	31,707
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	1,100,000	998,190
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	280,000	249,517
Williams Cos. Inc., Senior Notes	5.300%	9/30/35	450,000	456,867

Total Energy				47,775,247
Financials — 28.6%
Banks — 14.1%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander Mexico, SAB de CV, Senior Notes	5.621%	12/10/29	810,000	844,838 (a)
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Banco Santander SA, Junior Subordinated Notes (9.625% to 11/21/33 then 5 year Treasury Constant Maturity Rate + 5.298%)	9.625%	5/21/33	1,000,000	$1,207,524 (d)(e)
Banco Santander SA, Senior Notes	5.439%	7/15/31	1,400,000	1,470,404
Bank of America Corp., Senior Notes (1.898% to 7/23/30 then SOFR + 1.530%)	1.898%	7/23/31	480,000	428,875 (e)
Bank of America Corp., Senior Notes (2.299% to 7/21/31 then SOFR + 1.220%)	2.299%	7/21/32	1,370,000	1,215,633 (e)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	1,170,000	1,049,027 (e)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	450,000	417,140 (e)
Bank of America Corp., Senior Notes (2.676% to 6/19/40 then SOFR + 1.930%)	2.676%	6/19/41	340,000	250,696 (e)
Bank of America Corp., Senior Notes (2.687% to 4/22/31 then SOFR + 1.320%)	2.687%	4/22/32	1,720,000	1,567,283 (e)
Bank of America Corp., Senior Notes (2.831% to 10/24/50 then SOFR + 1.880%)	2.831%	10/24/51	260,000	167,683 (e)
Bank of America Corp., Senior Notes (2.884% to 10/22/29 then 3 mo. Term SOFR + 1.452%)	2.884%	10/22/30	830,000	788,025 (e)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. Term SOFR + 1.782%)	4.330%	3/15/50	140,000	119,540 (e)
Bank of America Corp., Senior Notes (4.443% to 1/20/47 then 3 mo. Term SOFR + 2.252%)	4.443%	1/20/48	90,000	78,996 (e)
Bank of America Corp., Senior Notes (5.511% to 1/24/35 then SOFR + 1.310%)	5.511%	1/24/36	2,610,000	2,729,409 (e)
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	1,580,000	1,372,089 (e)
Bank of America Corp., Subordinated Notes (5.518% to 10/25/34 then SOFR + 1.738%)	5.518%	10/25/35	3,290,000	3,371,258 (e)
Bank of Nova Scotia, Junior Subordinated Notes (8.625% to 10/27/27 then 5 year Treasury Constant Maturity Rate + 4.389%)	8.625%	10/27/82	870,000	925,782 (e)
Barclays PLC, Senior Notes (5.785% to 2/25/35 then SOFR + 1.590%)	5.785%	2/25/36	480,000	501,195 (e)
Barclays PLC, Senior Notes (5.860% to 8/11/45 then SOFR + 1.830%)	5.860%	8/11/46	290,000	298,132 (e)
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, Senior Notes	5.250%	9/10/29	2,350,000	2,417,116 (a)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	550,000	583,964 (a)(d)(e)
BNP Paribas SA, Junior Subordinated Notes (9.250% to 11/17/27 then 5 year Treasury Constant Maturity Rate + 4.969%)	9.250%	11/17/27	1,250,000	1,346,947 (a)(d)(e)
CaixaBank SA, Senior Notes (5.581% to 7/3/35 then SOFR + 1.790%)	5.581%	7/3/36	820,000	840,340 (a)(e)
Citibank NA, Senior Notes	5.570%	4/30/34	1,130,000	1,198,107
Citigroup Inc., Junior Subordinated Notes (6.950% to 2/15/30 then 5 year Treasury Constant Maturity Rate + 2.726%)	6.950%	2/15/30	1,660,000	1,706,990 (d)(e)
Citigroup Inc., Senior Notes	8.125%	7/15/39	407,000	522,013
Citigroup Inc., Senior Notes (2.561% to 5/1/31 then SOFR + 1.167%)	2.561%	5/1/32	360,000	324,552 (e)
Citigroup Inc., Senior Notes (4.503% to 9/11/30 then SOFR + 1.171%)	4.503%	9/11/31	2,250,000	2,251,735 (e)
Citigroup Inc., Senior Notes (5.174% to 9/11/35 then SOFR + 1.488%)	5.174%	9/11/36	1,720,000	1,738,125 (e)
Citigroup Inc., Senior Notes (5.333% to 3/27/35 then SOFR + 1.465%)	5.333%	3/27/36	160,000	163,613 (e)
Comerica Inc., Senior Notes (5.982% to 1/30/29 then SOFR + 2.155%)	5.982%	1/30/30	1,380,000	1,436,373 (e)
Credit Agricole SA, Senior Notes (4.818% to 9/25/32 then SOFR + 1.360%)	4.818%	9/25/33	1,660,000	1,650,339 (a)(e)
HSBC Holdings PLC, Senior Notes (2.357% to 8/18/30 then SOFR + 1.947%)	2.357%	8/18/31	560,000	506,963 (e)
HSBC Holdings PLC, Senior Notes (2.871% to 11/22/31 then SOFR + 1.410%)	2.871%	11/22/32	300,000	270,475 (e)
HSBC Holdings PLC, Senior Notes (5.130% to 11/19/27 then SOFR + 1.040%)	5.130%	11/19/28	660,000	672,247 (e)
HSBC Holdings PLC, Senior Notes (5.286% to 11/19/29 then SOFR + 1.290%)	5.286%	11/19/30	3,230,000	3,332,741 (e)
HSBC Holdings PLC, Senior Notes (5.450% to 3/3/35 then SOFR + 1.560%)	5.450%	3/3/36	1,190,000	1,228,483 (e)
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2025 Quarterly Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
JPMorgan Chase & Co., Junior Subordinated Notes (6.500% to 4/1/30 then 5 year Treasury Constant Maturity Rate + 2.152%)	6.500%	4/1/30	1,320,000	$1,367,842 (d)(e)
JPMorgan Chase & Co., Senior Notes (3.897% to 1/23/48 then 3 mo. Term SOFR + 1.482%)	3.897%	1/23/49	720,000	580,986 (e)
JPMorgan Chase & Co., Senior Notes (3.964% to 11/15/47 then 3 mo. Term SOFR + 1.642%)	3.964%	11/15/48	400,000	327,123 (e)
JPMorgan Chase & Co., Senior Notes (4.260% to 2/22/47 then 3 mo. Term SOFR + 1.842%)	4.260%	2/22/48	720,000	619,729 (e)
JPMorgan Chase & Co., Senior Notes (4.586% to 4/26/32 then SOFR + 1.800%)	4.586%	4/26/33	700,000	702,462 (e)
JPMorgan Chase & Co., Senior Notes (5.294% to 7/22/34 then SOFR + 1.460%)	5.294%	7/22/35	1,860,000	1,921,822 (e)
JPMorgan Chase & Co., Senior Notes (5.502% to 1/24/35 then SOFR + 1.315%)	5.502%	1/24/36	1,660,000	1,737,581 (e)
JPMorgan Chase & Co., Senior Notes (5.534% to 11/29/44 then SOFR + 1.550%)	5.534%	11/29/45	1,250,000	1,286,278 (e)
JPMorgan Chase & Co., Senior Notes (5.766% to 4/22/34 then SOFR + 1.490%)	5.766%	4/22/35	1,860,000	1,982,486 (e)
JPMorgan Chase & Co., Senior Notes (6.254% to 10/23/33 then SOFR + 1.810%)	6.254%	10/23/34	620,000	683,440 (e)
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then 3 mo. Term SOFR + 2.515%)	2.956%	5/13/31	650,000	609,767 (e)
JPMorgan Chase & Co., Subordinated Notes (5.576% to 7/23/35 then SOFR + 1.635%)	5.576%	7/23/36	2,120,000	2,199,303 (e)
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	450,000	457,247 (d)(e)
Mitsubishi UFJ Financial Group Inc., Senior Notes	2.559%	2/25/30	2,730,000	2,540,134
NatWest Group PLC, Senior Notes (5.115% to 5/23/30 then 1 year Treasury Constant Maturity Rate + 1.050%)	5.115%	5/23/31	1,900,000	1,948,966 (e)
Nordea Bank Abp, Junior Subordinated Notes (6.300% to 3/25/32 then 5 year Treasury Constant Maturity Rate + 2.660%)	6.300%	9/25/31	940,000	951,276 (a)(d)(e)
PNC Financial Services Group Inc., Senior Notes (4.812% to 10/21/31 then SOFR + 1.259%)	4.812%	10/21/32	1,120,000	1,135,904 (e)
PNC Financial Services Group Inc., Senior Notes (5.373% to 7/21/35 then SOFR + 1.417%)	5.373%	7/21/36	2,220,000	2,285,399 (e)
Santander UK Group Holdings PLC, Senior Notes (5.136% to 9/22/35 then SOFR + 1.578%)	5.136%	9/22/36	1,370,000	1,357,899 (e)
Skandinaviska Enskilda Banken AB, Senior Notes	4.500%	9/3/30	1,520,000	1,524,280 (a)
Sumitomo Mitsui Financial Group Inc., Senior Notes (SOFR + 1.190%)	5.540%	7/8/31	1,690,000	1,700,113 (e)
Synovus Financial Corp., Senior Notes (6.168% to 11/1/29 then SOFR + 2.347%)	6.168%	11/1/30	880,000	913,880 (e)
Toronto-Dominion Bank, Junior Subordinated Notes (8.125% to 10/31/27 then 5 year Treasury Constant Maturity Rate + 4.075%)	8.125%	10/31/82	1,170,000	1,238,212 (e)
Wells Fargo & Co., Senior Notes (4.611% to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	1,650,000	1,450,611 (e)
Wells Fargo & Co., Senior Notes (5.150% to 4/23/30 then SOFR + 1.500%)	5.150%	4/23/31	2,110,000	2,176,652 (e)
Wells Fargo & Co., Senior Notes (5.211% to 12/3/34 then SOFR + 1.380%)	5.211%	12/3/35	1,970,000	2,013,628 (e)
Wells Fargo & Co., Senior Notes (5.389% to 4/24/33 then SOFR + 2.020%)	5.389%	4/24/34	1,141,000	1,185,935 (e)
Wells Fargo & Co., Senior Notes (5.605% to 4/23/35 then SOFR + 1.740%)	5.605%	4/23/36	1,330,000	1,396,287 (e)
Total Banks				79,289,894
Capital Markets — 6.6%
Ares Capital Corp., Senior Notes	5.500%	9/1/30	2,260,000	2,288,888
Ares Management Corp., Senior Notes	5.600%	10/11/54	70,000	67,771
Bank of New York Mellon Corp., Senior Notes (5.316% to 6/6/35 then SOFR + 1.350%)	5.316%	6/6/36	1,640,000	1,697,552 (e)
Carlyle Group Inc., Senior Notes	5.050%	9/19/35	850,000	847,356
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
CI Financial Corp., Senior Notes	7.500%	5/30/29	2,070,000	$2,206,955 (a)
Credit Suisse AG AT1 Claim	—	—	22,790,000	0 *(f)(g)(h)
Daimler Truck Finance North America LLC, Senior Notes	5.375%	1/18/34	560,000	571,922 (a)
Goldman Sachs Group Inc., Junior Subordinated Notes (6.850% to 2/10/30 then 5 year Treasury Constant Maturity Rate + 2.461%)	6.850%	2/10/30	1,350,000	1,403,943 (d)(e)
Goldman Sachs Group Inc., Senior Notes (5.016% to 10/23/34 then SOFR + 1.420%)	5.016%	10/23/35	5,340,000	5,378,087 (e)
Goldman Sachs Group Inc., Senior Notes (5.330% to 7/23/34 then SOFR + 1.550%)	5.330%	7/23/35	1,520,000	1,565,303 (e)
Goldman Sachs Group Inc., Senior Notes (5.536% to 1/28/35 then SOFR + 1.380%)	5.536%	1/28/36	2,720,000	2,840,569 (e)
Goldman Sachs Group Inc., Senior Notes (5.851% to 4/25/34 then SOFR + 1.552%)	5.851%	4/25/35	1,060,000	1,129,770 (e)
Golub Capital Private Credit Fund, Senior Notes	5.450%	8/15/28	770,000	774,205 (a)
Morgan Stanley, Senior Notes (3.217% to 4/22/41 then SOFR + 1.485%)	3.217%	4/22/42	300,000	234,724 (e)
Morgan Stanley, Senior Notes (5.320% to 7/19/34 then SOFR + 1.555%)	5.320%	7/19/35	1,400,000	1,445,094 (e)
Morgan Stanley, Senior Notes (5.516% to 11/19/54 then SOFR + 1.710%)	5.516%	11/19/55	160,000	161,850 (e)
Morgan Stanley, Senior Notes (5.587% to 1/18/35 then SOFR + 1.418%)	5.587%	1/18/36	1,170,000	1,225,548 (e)
Morgan Stanley, Senior Notes (5.664% to 4/17/35 then SOFR + 1.757%)	5.664%	4/17/36	670,000	707,209 (e)
Morgan Stanley, Senior Notes (6.342% to 10/18/32 then SOFR + 2.560%)	6.342%	10/18/33	600,000	659,614 (e)
Morgan Stanley, Subordinated Notes (2.484% to 9/16/31 then SOFR + 1.360%)	2.484%	9/16/36	3,300,000	2,867,297 (e)
Morgan Stanley, Subordinated Notes (5.942% to 2/7/34 then 5 year Treasury Constant Maturity Rate + 1.800%)	5.942%	2/7/39	770,000	806,453 (e)
Morgan Stanley, Subordinated Notes (5.948% to 1/19/33 then 5 year Treasury Constant Maturity Rate + 2.430%)	5.948%	1/19/38	270,000	283,173 (e)
Nuveen LLC, Senior Notes	5.550%	1/15/30	850,000	886,534 (a)
Nuveen LLC, Senior Notes	5.850%	4/15/34	870,000	916,040 (a)
Raymond James Financial Inc., Senior Notes	5.650%	9/11/55	2,190,000	2,175,254
UBS Group AG, Junior Subordinated Notes (7.125% to 2/10/35 then USD 5 year SOFR ICE Swap Rate + 3.179%)	7.125%	8/10/34	1,050,000	1,081,501 (a)(d)(e)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	610,000	674,473 (a)(d)(e)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/33 then 5 year Treasury Constant Maturity Rate + 4.758%)	9.250%	11/13/33	930,000	1,108,850 (a)(d)(e)
UBS Group AG, Senior Notes (5.010% to 3/23/36 then SOFR + 1.340%)	5.010%	3/23/37	890,000	886,066 (a)(e)
UBS Group AG, Senior Notes (5.580% to 5/9/35 then SOFR + 1.760%)	5.580%	5/9/36	440,000	458,205 (a)(e)
Total Capital Markets				37,350,206
Consumer Finance — 0.7%
American Express Co., Senior Notes (4.918% to 7/20/32 then SOFR + 1.220%)	4.918%	7/20/33	2,730,000	2,778,323 (e)
American Express Co., Senior Notes (5.667% to 4/25/35 then SOFR + 1.790%)	5.667%	4/25/36	1,200,000	1,268,428 (e)
Total Consumer Finance				4,046,751
Financial Services — 2.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	11/15/35	430,000	425,565 (b)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.850%	10/29/41	1,540,000	1,266,616
Apollo Global Management Inc., Senior Notes (6.000% to 12/15/34 then 5 year Treasury Constant Maturity Rate + 2.168%)	6.000%	12/15/54	390,000	388,007 (e)
ILFC E-Capital Trust I, Ltd. GTD	6.270%	12/21/65	5,594,000	4,731,816 (a)(e)
ILFC E-Capital Trust II, Ltd. GTD	6.520%	12/21/65	260,000	223,330 (a)(e)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	1,040,000	1,091,664 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	1,630,000	1,653,324 (a)
LPL Holdings Inc., Senior Notes	6.750%	11/17/28	360,000	384,381
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2025 Quarterly Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — continued
LPL Holdings Inc., Senior Notes	5.650%	3/15/35	1,400,000	$1,427,562
LPL Holdings Inc., Senior Notes	5.750%	6/15/35	450,000	461,829
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	890,000	872,493 (a)
Vanguard Group Inc.	3.250%	8/22/60	5,000,000	2,962,974
Total Financial Services				15,889,561
Insurance — 4.1%
AIA Group Ltd., Subordinated Notes	4.950%	3/30/35	450,000	453,697 (a)
Allianz SE, Junior Subordinated Notes (6.550% to 4/30/34 then 5 year Treasury Constant Maturity Rate + 2.317%)	6.550%	10/30/33	1,400,000	1,446,634 (a)(d)(e)
Allianz SE, Subordinated Notes (5.600% to 9/3/34 then 5 year Treasury Constant Maturity Rate + 2.771%)	5.600%	9/3/54	400,000	410,927 (a)(e)
Americo Life Inc., Senior Notes	3.450%	4/15/31	490,000	442,284 (a)
AmFam Holdings Inc., Senior Notes	3.833%	3/11/51	360,000	238,074 (a)
Aon North America Inc., Senior Notes	5.450%	3/1/34	320,000	333,480
Aon North America Inc., Senior Notes	5.750%	3/1/54	870,000	876,853
Arthur J Gallagher & Co., Senior Notes	5.150%	2/15/35	2,460,000	2,490,840
Athene Holding Ltd., Junior Subordinated Notes (6.875% to 6/28/35 then 5 year Treasury Constant Maturity Rate + 2.582%)	6.875%	6/28/55	2,220,000	2,276,432 (e)
Athene Holding Ltd., Senior Notes	6.250%	4/1/54	30,000	30,624
Athene Holding Ltd., Senior Notes	6.625%	5/19/55	250,000	267,786
Brown & Brown Inc., Senior Notes	5.250%	6/23/32	190,000	194,968
Brown & Brown Inc., Senior Notes	5.550%	6/23/35	1,470,000	1,513,323
Dai-ichi Life Insurance Co. Ltd., Subordinated Notes (6.200% to 1/16/35 then 5 year Treasury Constant Maturity Rate + 2.515%)	6.200%	1/16/35	1,770,000	1,841,202 (a)(d)(e)
Global Atlantic Fin Co., Senior Notes	6.750%	3/15/54	230,000	243,718 (a)
Marsh & McLennan Cos. Inc., Senior Notes	5.000%	3/15/35	1,140,000	1,154,606
Massachusetts Mutual Life Insurance Co., Subordinated Notes	3.375%	4/15/50	250,000	174,538 (a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	670,000	570,237 (a)
Meiji Yasuda Life Insurance Co., Subordinated Notes (6.100% to 6/11/35 then 5 year Treasury Constant Maturity Rate + 2.911%)	6.100%	6/11/55	1,890,000	1,967,998 (a)(e)
MetLife Inc., Subordinated Notes (6.350% to 3/15/35 then 5 year Treasury Constant Maturity Rate + 2.078%)	6.350%	3/15/55	820,000	871,985 (e)
New York Life Insurance Co., Subordinated Notes	3.750%	5/15/50	730,000	552,010 (a)
Nippon Life Insurance Co., Subordinated Notes (2.750% to 1/21/31 then 5 year Treasury Constant Maturity Rate + 2.653%)	2.750%	1/21/51	1,190,000	1,072,223 (a)(e)
Nippon Life Insurance Co., Subordinated Notes (3.400% to 1/23/30 then 5 year Treasury Constant Maturity Rate + 2.612%)	3.400%	1/23/50	320,000	302,375 (a)(e)
Nippon Life Insurance Co., Subordinated Notes (6.500% to 4/30/35 then 5 year Treasury Constant Maturity Rate + 3.189%)	6.500%	4/30/55	850,000	916,038 (a)(e)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.850%	9/30/47	660,000	513,193 (a)
Northwestern Mutual Life Insurance Co., Subordinated Notes	6.170%	5/29/55	810,000	872,385 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.270%	5/15/47	170,000	141,262 (a)
Wynnton Funding Trust II, Senior Notes	5.991%	8/15/55	740,000	760,104 (a)
Total Insurance				22,929,796
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Blackstone Holdings Finance Co. LLC, Senior Notes	2.850%	8/5/51	1,980,000	1,255,157 (a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	5.500%	8/1/30	530,000	540,841
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Mortgage Real Estate Investment Trusts (REITs) — continued
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	7.000%	7/15/31	110,000	$115,408 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				1,911,406

Total Financials				161,417,614
Health Care — 3.6%
Biotechnology — 0.4%
AbbVie Inc., Senior Notes	5.400%	3/15/54	450,000	447,773
AbbVie Inc., Senior Notes	5.500%	3/15/64	560,000	560,151
Amgen Inc., Senior Notes	4.400%	5/1/45	350,000	304,104
Amgen Inc., Senior Notes	4.663%	6/15/51	339,000	296,341
Amgen Inc., Senior Notes	5.650%	3/2/53	420,000	419,216
Total Biotechnology				2,027,585
Health Care Equipment & Supplies — 0.1%
Becton Dickinson and Co., Senior Notes	4.875%	5/15/44	91,000	82,451
Solventum Corp., Senior Notes	5.900%	4/30/54	575,000	591,101
Total Health Care Equipment & Supplies				673,552
Health Care Providers & Services — 2.6%
Centene Corp., Senior Notes	4.625%	12/15/29	270,000	261,962
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	1,100,000	875,512 (a)
Cigna Group, Senior Notes	3.200%	3/15/40	520,000	407,223
Cigna Group, Senior Notes	5.600%	2/15/54	300,000	295,214
CommonSpirit Health, Secured Notes	4.350%	11/1/42	100,000	86,200
CommonSpirit Health, Senior Secured Notes	2.782%	10/1/30	620,000	573,490
CommonSpirit Health, Senior Secured Notes	5.318%	12/1/34	1,410,000	1,433,814
CommonSpirit Health, Senior Secured Notes	3.910%	10/1/50	540,000	405,926
CVS Health Corp., Junior Subordinated Notes (7.000% to 3/10/30 then 5 year Treasury Constant Maturity Rate + 2.886%)	7.000%	3/10/55	890,000	935,784 (e)
CVS Health Corp., Senior Notes	5.700%	6/1/34	310,000	323,640
CVS Health Corp., Senior Notes	4.780%	3/25/38	460,000	431,327
CVS Health Corp., Senior Notes	5.050%	3/25/48	610,000	543,224
CVS Health Corp., Senior Notes	6.050%	6/1/54	560,000	566,844
HCA Inc., Senior Notes	6.200%	3/1/55	1,340,000	1,384,200
Horizon Mutual Holdings Inc., Senior Notes	6.200%	11/15/34	1,110,000	1,086,014 (a)
Humana Inc., Senior Notes	5.875%	3/1/33	210,000	221,028
Humana Inc., Senior Notes	4.950%	10/1/44	610,000	541,883
Kaiser Foundation Hospitals, Senior Notes	2.810%	6/1/41	660,000	489,213
Kaiser Foundation Hospitals, Senior Notes	4.150%	5/1/47	250,000	209,586
Kaiser Foundation Hospitals, Senior Notes	3.266%	11/1/49	180,000	127,834
Kaiser Foundation Hospitals, Senior Notes	3.002%	6/1/51	320,000	212,925
Laboratory Corp. of America Holdings, Senior Notes	4.800%	10/1/34	360,000	357,370
Orlando Health Obligated Group, Senior Notes	5.475%	10/1/35	550,000	574,660
UnitedHealth Group Inc., Senior Notes	5.300%	6/15/35	450,000	465,361
UnitedHealth Group Inc., Senior Notes	2.750%	5/15/40	520,000	387,686
UnitedHealth Group Inc., Senior Notes	5.500%	7/15/44	380,000	380,936
UnitedHealth Group Inc., Senior Notes	5.375%	4/15/54	860,000	826,507
UnitedHealth Group Inc., Senior Notes	5.950%	6/15/55	370,000	386,033
Total Health Care Providers & Services				14,791,396
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2025 Quarterly Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Pharmaceuticals — 0.5%
Bristol-Myers Squibb Co., Senior Notes	5.500%	2/22/44	220,000	$222,536
Bristol-Myers Squibb Co., Senior Notes	5.550%	2/22/54	320,000	319,158
Eli Lilly & Co., Senior Notes	4.000%	10/15/28	1,100,000	1,102,169
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	228,000	224,140
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	564,000	563,917
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	427,000	429,653
Total Pharmaceuticals				2,861,573

Total Health Care				20,354,106
Industrials — 6.7%
Aerospace & Defense — 2.7%
Avolon Holdings Funding Ltd., Senior Notes	4.950%	10/15/32	2,590,000	2,559,662 (a)
Boeing Co., Senior Notes	6.528%	5/1/34	2,040,000	2,256,771
Boeing Co., Senior Notes	3.300%	3/1/35	530,000	456,758
Boeing Co., Senior Notes	3.750%	2/1/50	1,110,000	820,711
Boeing Co., Senior Notes	6.858%	5/1/54	680,000	776,195
General Dynamics Corp., Senior Notes	4.250%	4/1/40	490,000	448,365
General Electric Co., Senior Notes	4.900%	1/29/36	1,200,000	1,217,200
Hexcel Corp., Senior Notes	5.875%	2/26/35	1,460,000	1,527,681
Howmet Aerospace Inc., Senior Notes	4.850%	10/15/31	680,000	698,253
L3Harris Technologies Inc., Senior Notes	7.000%	1/15/26	800,000	808,031
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	290,000	235,917
Lockheed Martin Corp., Senior Notes	5.700%	11/15/54	910,000	939,651
Lockheed Martin Corp., Senior Notes	4.300%	6/15/62	360,000	291,587
Northrop Grumman Corp., Senior Notes	5.150%	5/1/40	560,000	558,319
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	200,000	192,790
RTX Corp., Senior Notes	6.100%	3/15/34	20,000	21,907
RTX Corp., Senior Notes	4.050%	5/4/47	20,000	16,318
RTX Corp., Senior Notes	4.625%	11/16/48	400,000	353,863
RTX Corp., Senior Notes	3.125%	7/1/50	390,000	265,464
RTX Corp., Senior Notes	3.030%	3/15/52	960,000	633,465
Total Aerospace & Defense				15,078,908
Air Freight & Logistics — 0.1%
United Parcel Service Inc., Senior Notes	5.950%	5/14/55	550,000	574,955
Building Products — 0.0%††
Carrier Global Corp., Senior Notes	5.900%	3/15/34	291,000	312,426
Commercial Services & Supplies — 0.4%
Rollins Inc., Senior Notes	5.250%	2/24/35	650,000	661,905
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	1,370,000	1,405,332 (a)
Total Commercial Services & Supplies				2,067,237
Construction & Engineering — 0.3%
AECOM, Senior Notes	6.000%	8/1/33	1,030,000	1,053,906 (a)
LBJ Infrastructure Group LLC, Senior Secured Notes	3.797%	12/31/57	910,000	640,854 (a)
Total Construction & Engineering				1,694,760
Ground Transportation — 0.5%
Burlington Northern Santa Fe LLC, Senior Notes	4.400%	3/15/42	510,000	461,240
Norfolk Southern Railway Co., Senior Notes	7.875%	5/15/43	348,000	421,322
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Ground Transportation — continued
Uber Technologies Inc., Senior Notes	4.800%	9/15/35	940,000	$932,060
Union Pacific Corp., Senior Notes	5.600%	12/1/54	40,000	40,657
Union Pacific Corp., Senior Notes	2.973%	9/16/62	1,070,000	641,946
Union Pacific Corp., Senior Notes	3.750%	2/5/70	400,000	278,759
Union Pacific Corp., Senior Notes	3.799%	4/6/71	250,000	176,480
Total Ground Transportation				2,952,464
Industrial Conglomerates — 0.3%
Siemens Funding BV, Senior Notes	5.200%	5/28/35	850,000	882,402 (a)
Siemens Funding BV, Senior Notes	5.800%	5/28/55	930,000	999,510 (a)
Total Industrial Conglomerates				1,881,912
Passenger Airlines — 2.0%
Air Canada Pass-Through Trust	3.750%	12/15/27	367,905	360,901 (a)
Alaska Airlines Pass-Through Trust	4.800%	8/15/27	568,535	569,853 (a)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	850,000	887,211 (a)
American Airlines Pass-Through Trust	3.375%	5/1/27	268,742	264,516
American Airlines Pass-Through Trust	3.575%	1/15/28	1,029,397	1,009,807
British Airways Pass-Through Trust	3.350%	6/15/29	264,496	255,112 (a)
Delta Air Lines Inc., Senior Notes	3.750%	10/28/29	640,000	622,225
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	2,860,000	2,818,369 (a)
United Airlines Pass-Through Trust	3.100%	10/7/28	1,390,679	1,320,527
United Airlines Pass-Through Trust	5.800%	1/15/36	2,379,076	2,468,996
United Airlines Pass-Through Trust	5.875%	2/15/37	637,244	652,251
Total Passenger Airlines				11,229,768
Trading Companies & Distributors — 0.4%
Air Lease Corp., Junior Subordinated Notes (6.000% to 12/15/29 then 5 year Treasury Constant Maturity Rate + 2.560%)	6.000%	9/24/29	960,000	933,182 (d)(e)
Aircastle Ltd./Aircastle Ireland DAC, Senior Notes	5.250%	3/15/30	1,110,000	1,132,863 (a)
Total Trading Companies & Distributors				2,066,045

Total Industrials				37,858,475
Information Technology — 4.4%
Semiconductors & Semiconductor Equipment — 2.2%
Analog Devices Inc., Senior Notes	5.300%	4/1/54	320,000	314,961
Broadcom Inc., Senior Notes	5.200%	4/15/32	1,040,000	1,083,190
Broadcom Inc., Senior Notes	5.200%	7/15/35	390,000	402,085
Broadcom Inc., Senior Notes	3.187%	11/15/36	991,000	846,080 (a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	630,000	628,586 (a)
Broadcom Inc., Senior Notes	4.900%	2/15/38	850,000	845,834
Foundry JV Holdco LLC, Senior Secured Notes	6.150%	1/25/32	820,000	877,118 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/33	1,400,000	1,477,571 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.250%	1/25/35	740,000	792,935 (a)
Intel Corp., Senior Notes	2.800%	8/12/41	580,000	405,934
Intel Corp., Senior Notes	4.900%	8/5/52	560,000	481,999
Intel Corp., Senior Notes	3.200%	8/12/61	400,000	239,355
KLA Corp., Senior Notes	4.950%	7/15/52	210,000	196,566
Micron Technology Inc., Senior Notes	2.703%	4/15/32	600,000	534,151
Micron Technology Inc., Senior Notes	5.800%	1/15/35	300,000	315,753
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2025 Quarterly Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Semiconductors & Semiconductor Equipment — continued
Micron Technology Inc., Senior Notes	6.050%	11/1/35	820,000	$876,606
Micron Technology Inc., Senior Notes	3.366%	11/1/41	80,000	61,932
QUALCOMM Inc., Senior Notes	5.000%	5/20/35	620,000	633,244
QUALCOMM Inc., Senior Notes	4.500%	5/20/52	260,000	225,394
TSMC Arizona Corp., Senior Notes	3.125%	10/25/41	550,000	446,884
TSMC Arizona Corp., Senior Notes	3.250%	10/25/51	650,000	498,425
Total Semiconductors & Semiconductor Equipment				12,184,603
Software — 1.7%
Autodesk Inc., Senior Notes	5.300%	6/15/35	420,000	431,789
Oracle Corp., Senior Notes	4.800%	9/26/32	220,000	220,339
Oracle Corp., Senior Notes	4.700%	9/27/34	560,000	547,119
Oracle Corp., Senior Notes	5.200%	9/26/35	180,000	181,060
Oracle Corp., Senior Notes	5.875%	9/26/45	1,200,000	1,203,952
Oracle Corp., Senior Notes	4.000%	7/15/46	1,800,000	1,403,061
Oracle Corp., Senior Notes	6.900%	11/9/52	270,000	300,608
Oracle Corp., Senior Notes	5.550%	2/6/53	1,730,000	1,638,083
Oracle Corp., Senior Notes	6.000%	8/3/55	70,000	70,322
Oracle Corp., Senior Notes	5.950%	9/26/55	1,310,000	1,306,877
Synopsys Inc., Senior Notes	5.000%	4/1/32	620,000	633,783
Synopsys Inc., Senior Notes	5.150%	4/1/35	930,000	946,416
Synopsys Inc., Senior Notes	5.700%	4/1/55	620,000	626,167
Total Software				9,509,576
Technology Hardware, Storage & Peripherals — 0.5%
Apple Inc., Senior Notes	4.000%	5/12/28	2,100,000	2,114,670
Dell International LLC/EMC Corp., Senior Notes	8.100%	7/15/36	377,000	459,648
Hewlett Packard Enterprise Co., Senior Notes	5.600%	10/15/54	490,000	468,945
Total Technology Hardware, Storage & Peripherals				3,043,263

Total Information Technology				24,737,442
Materials — 3.5%
Chemicals — 0.3%
OCP SA, Senior Notes	3.750%	6/23/31	690,000	648,697 (a)
OCP SA, Senior Notes	5.125%	6/23/51	240,000	200,850 (a)
Sociedad Quimica y Minera de Chile SA, Senior Notes	3.500%	9/10/51	1,250,000	883,405 (a)
Total Chemicals				1,732,952
Construction Materials — 0.3%
Amrize Finance US LLC, Senior Notes	5.400%	4/7/35	630,000	649,370 (a)
CRH SMW Finance DAC, Senior Notes	5.125%	1/9/30	810,000	834,126
Total Construction Materials				1,483,496
Metals & Mining — 2.8%
Anglo American Capital PLC, Senior Notes	5.750%	4/5/34	400,000	420,031 (a)
Antofagasta PLC, Senior Notes	5.625%	9/9/35	1,560,000	1,591,449 (a)
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	450,000	478,169
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	400,000	412,356 (a)
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	1,200,000	1,273,290 (a)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	780,000	824,543 (a)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	1,430,000	1,479,504 (a)
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Metals & Mining — continued
Freeport Minerals Corp., Senior Notes	9.500%	6/1/31	280,000	$339,699
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	590,000	605,039
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	390,000	375,870
Fresnillo PLC, Senior Notes	4.250%	10/2/50	1,320,000	1,048,038 (a)
Glencore Funding LLC, Senior Notes	5.673%	4/1/35	1,930,000	2,006,977 (a)
Glencore Funding LLC, Senior Notes	6.141%	4/1/55	720,000	753,377 (a)
Rio Tinto Finance USA PLC, Senior Notes	5.250%	3/14/35	1,060,000	1,092,754
Southern Copper Corp., Senior Notes	5.250%	11/8/42	350,000	338,645
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	690,000	715,933
Teck Resources Ltd., Senior Notes	5.400%	2/1/43	550,000	494,279
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	1,550,000	1,552,682
Yamana Gold Inc., Senior Notes	2.630%	8/15/31	220,000	196,094
Total Metals & Mining				15,998,729
Paper & Forest Products — 0.1%
Georgia-Pacific LLC, Senior Notes	4.950%	6/30/32	430,000	441,398 (a)

Total Materials				19,656,575
Real Estate — 0.9%
Health Care REITs — 0.2%
Alexandria Real Estate Equities Inc., Senior Notes	2.000%	5/18/32	840,000	710,441
Alexandria Real Estate Equities Inc., Senior Notes	3.000%	5/18/51	370,000	233,385
Welltower OP LLC, Senior Notes	3.850%	6/15/32	410,000	393,098
Total Health Care REITs				1,336,924
Real Estate Management & Development — 0.1%
Five Point Operating Co. LP, Senior Notes	8.000%	10/1/30	620,000	629,546 (a)
Residential REITs — 0.0%††
Invitation Homes Operating Partnership LP, Senior Notes	4.150%	4/15/32	60,000	58,070
Retail REITs — 0.2%
Kimco Realty OP LLC, Senior Notes	2.250%	12/1/31	8,000	7,052
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	1,220,000	1,061,970 (a)
Total Retail REITs				1,069,022
Specialized REITs — 0.4%
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	2,050,000	2,086,408 (a)

Total Real Estate				5,179,970
Utilities — 8.7%
Electric Utilities — 7.6%
Alliant Energy Corp., Junior Subordinated Notes (5.750% to 4/1/31 then 5 year Treasury Constant Maturity Rate + 2.077%)	5.750%	4/1/56	500,000	501,133 (e)
American Electric Power Co. Inc., Junior Subordinated Notes (6.050% to 3/15/36 then 5 year Treasury Constant Maturity Rate + 1.940%)	6.050%	3/15/56	810,000	813,164 (e)
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	920,000	825,877 (a)
Baltimore Gas and Electric Co., Senior Notes	5.450%	6/1/35	660,000	686,022
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	880,000	786,600
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	5.300%	4/1/53	120,000	117,975
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	650,000	724,770
Commonwealth Edison Co., First Mortgage Bonds	5.950%	6/1/55	1,120,000	1,192,075
Constellation Energy Generation LLC, Senior Notes	6.125%	1/15/34	280,000	304,919
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2025 Quarterly Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electric Utilities — continued
Dominion Energy South Carolina Inc., First Mortgage Bonds	5.300%	1/15/35	570,000	$589,230
Duke Energy Carolinas LLC, Senior Notes	6.100%	6/1/37	730,000	785,129
Duke Energy Florida LLC, First Mortgage Bonds	5.875%	11/15/33	620,000	669,507
Duke Energy Indiana LLC, First Mortgage Bonds	3.250%	10/1/49	900,000	629,205
Duke Energy Indiana LLC, First Mortgage Bonds	5.400%	4/1/53	520,000	509,910
Duke Energy Indiana LLC, First Mortgage Bonds	5.900%	5/15/55	1,310,000	1,374,472
Edison International, Junior Subordinated Notes (5.000% to 3/15/27 then 5 year Treasury Constant Maturity Rate + 3.901%)	5.000%	12/15/26	350,000	332,496 (d)(e)
Edison International, Junior Subordinated Notes (5.375% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 4.698%)	5.375%	3/9/26	750,000	729,274 (d)(e)
Entergy Texas Inc., First Mortgage Bonds	5.250%	4/15/35	580,000	595,119
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	360,000	319,123
FirstEnergy Transmission LLC, Senior Notes	5.000%	1/15/35	430,000	430,780
Florida Power & Light Co., First Mortgage Bonds	3.150%	10/1/49	280,000	195,775
Florida Power & Light Co., First Mortgage Bonds	5.700%	3/15/55	960,000	996,326
Georgia Power Co., Senior Notes	5.250%	3/15/34	790,000	815,295
Georgia Power Co., Senior Notes	5.200%	3/15/35	2,040,000	2,091,921
Monongahela Power Co., First Mortgage Bonds	5.850%	2/15/34	730,000	772,172 (a)
NextEra Energy Capital Holdings Inc., Senior Notes (6.375% to 8/15/30 then 5 year Treasury Constant Maturity Rate + 2.053%)	6.375%	8/15/55	570,000	592,376 (e)
NextEra Energy Capital Holdings Inc., Senior Notes (6.500% to 8/15/35 then 5 year Treasury Constant Maturity Rate + 1.979%)	6.500%	8/15/55	400,000	424,112 (e)
NRG Energy Inc., Senior Secured Notes	2.450%	12/2/27	1,040,000	997,215 (a)
NRG Energy Inc., Senior Secured Notes	5.407%	10/15/35	840,000	843,382 (a)(b)
Ohio Edison Co., Senior Notes	4.950%	12/15/29	490,000	501,043 (a)
Ohio Edison Co., Senior Notes	6.875%	7/15/36	620,000	712,197
Oncor Electric Delivery Co. LLC, Secured Notes	5.800%	4/1/55	840,000	866,126 (a)
Oncor Electric Delivery Co. LLC, Senior Secured Notes	3.100%	9/15/49	590,000	400,845
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.550%	6/15/54	710,000	707,704
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	630,000	605,740
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	12/1/27	400,000	391,569
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	690,000	615,012
Pacific Gas and Electric Co., First Mortgage Bonds	6.950%	3/15/34	1,260,000	1,399,387
Pacific Gas and Electric Co., First Mortgage Bonds	5.800%	5/15/34	740,000	767,182
Pacific Gas and Electric Co., First Mortgage Bonds	4.750%	2/15/44	390,000	334,529
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	7/1/50	320,000	274,896
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	810,000	553,446
Pacific Gas and Electric Co., First Mortgage Bonds	6.700%	4/1/53	80,000	85,648
PacifiCorp, First Mortgage Bonds	5.450%	2/15/34	1,230,000	1,260,589
PacifiCorp, Junior Subordinated Notes (7.375% to 9/15/30 then 5 year Treasury Constant Maturity Rate + 3.319%)	7.375%	9/15/55	140,000	147,604 (e)
Pampa Energia SA, Senior Notes	7.950%	9/10/31	360,000	367,110 (a)
Pampa Energia SA, Senior Notes	7.875%	12/16/34	130,000	128,440 (a)
PG&E Corp., Junior Subordinated Notes (7.375% to 3/15/30 then 5 year Treasury Constant Maturity Rate + 3.883%)	7.375%	3/15/55	600,000	617,478 (e)
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	5.081%	6/1/41	390,000	389,837
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	5.099%	6/1/52	70,000	66,564
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electric Utilities — continued
PPL Electric Utilities Corp., First Mortgage Bonds	5.550%	8/15/55	230,000	$232,153
Public Service Co. of Colorado, First Mortgage Bonds	5.150%	9/15/35	1,700,000	1,722,594
RWE Finance US LLC, Senior Notes	5.125%	9/18/35	1,200,000	1,184,406 (a)
RWE Finance US LLC, Senior Notes	5.875%	9/18/55	1,110,000	1,097,471 (a)
SCE Recovery Funding LLC, Senior Secured Notes	4.697%	6/15/40	1,072,438	1,059,082
Southern California Edison Co., First Mortgage Bonds	5.250%	3/15/30	500,000	510,015
Southern California Edison Co., First Mortgage Bonds	2.500%	6/1/31	920,000	816,515
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	650,000	497,354
Southern California Edison Co., First Mortgage Bonds	3.650%	2/1/50	690,000	482,942
Southern California Edison Co., First Mortgage Bonds	6.200%	9/15/55	430,000	434,008
Southern Co., Junior Subordinated Notes (4.000% to 1/15/26 then 5 year Treasury Constant Maturity Rate + 3.733%)	4.000%	1/15/51	268,000	267,334 (e)
Southern Co., Junior Subordinated Notes (6.375% to 3/15/35 then 5 year Treasury Constant Maturity Rate + 2.069%)	6.375%	3/15/55	900,000	959,694 (e)
Southern Co., Senior Notes	4.850%	3/15/35	510,000	505,123
Trans-Allegheny Interstate Line Co., Senior Notes	5.000%	1/15/31	670,000	687,622 (a)
Vistra Operations Co. LLC, Senior Secured Notes	5.700%	12/30/34	330,000	341,775 (a)
Total Electric Utilities				42,636,388
Gas Utilities — 0.4%
Snam SpA, Senior Notes	5.750%	5/28/35	1,340,000	1,390,596 (a)
Southern California Gas Co., First Mortgage Bonds	6.000%	6/15/55	1,100,000	1,153,553
Total Gas Utilities				2,544,149
Independent Power and Renewable Electricity Producers — 0.3%
AES Andes SA, Senior Notes	6.250%	3/14/32	730,000	765,167 (a)
AES Corp., Junior Subordinated Notes (6.950% to 7/15/30 then 5 year Treasury Constant Maturity Rate + 2.890%)	6.950%	7/15/55	700,000	688,713 (e)
TransAlta Corp., Senior Notes	6.500%	3/15/40	210,000	209,649
Total Independent Power and Renewable Electricity Producers				1,663,529
Multi-Utilities — 0.4%
Ameren Illinois Co., First Mortgage Bonds	5.625%	3/1/55	620,000	632,512
CenterPoint Energy Resources Corp., Senior Notes	5.400%	7/1/34	380,000	392,593
Northern States Power Co., First Mortgage Bonds	5.050%	5/15/35	700,000	714,451
Northern States Power Co., First Mortgage Bonds	5.650%	5/15/55	760,000	781,078
Total Multi-Utilities				2,520,634

Total Utilities				49,364,700
Total Corporate Bonds & Notes (Cost — $452,314,468)				446,661,929
U.S. Government & Agency Obligations — 5.1%
U.S. Government Obligations — 5.1%
U.S. Treasury Bonds	4.875%	8/15/45	110,000	112,466
U.S. Treasury Bonds	4.750%	5/15/55	5,870,000	5,890,178
U.S. Treasury Notes	3.500%	9/30/27	540,000	538,861
U.S. Treasury Notes	3.375%	9/15/28	710,000	705,202
U.S. Treasury Notes	3.625%	9/30/30	5,980,000	5,949,867
U.S. Treasury Notes	3.875%	8/31/32	2,730,000	2,722,322
U.S. Treasury Notes	3.875%	9/30/32	390,000	388,751
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2025 Quarterly Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

U.S. Government Obligations — continued
U.S. Treasury Notes	4.250%	8/15/35	12,630,000	$12,733,605

Total U.S. Government & Agency Obligations (Cost — $29,047,555)				29,041,252
Asset-Backed Securities — 4.4%
Apex Credit CLO LLC, 2021-2A CR (3 mo. Term SOFR + 3.750%)	7.982%	10/20/34	1,570,000	1,587,988 (a)(e)
Apidos CLO Ltd., 2013-12A BRR (3 mo. Term SOFR + 1.450%)	5.768%	4/15/31	1,000,000	1,001,167 (a)(e)
Apollo Aviation Securitization Equity Trust, 2024-1A A2	6.261%	5/16/49	1,061,543	1,098,330 (a)
Ares CLO Ltd., 2017-44A BRR (3 mo. Term SOFR + 1.750%)	6.044%	4/15/34	1,430,000	1,433,037 (a)(e)
CarMax Auto Owner Trust, 2024-1 D	6.000%	7/15/30	570,000	585,191
CLI Funding LLC, 2024-1A A	5.630%	7/20/49	1,409,821	1,422,973 (a)
Driven Brands Funding LLC, 2020-2A A2	3.237%	1/20/51	829,278	802,218 (a)
Galaxy CLO Ltd., 2018-26A BR (3 mo. Term SOFR + 1.600%)	5.804%	11/22/31	1,230,000	1,233,243 (a)(e)
Goodgreen, 2022-1A A	3.840%	10/15/56	326,714	282,252 (a)
Goodgreen Trust, 2023-1A A	5.900%	1/17/61	666,308	665,935 (a)
Harbor Park CLO Ltd., 2018-1A B1R (3 mo. Term SOFR + 1.700%)	6.025%	1/20/31	1,010,000	1,011,619 (a)(e)
Hilton Grand Vacations Trust, 2023-1A C	6.940%	1/25/38	240,206	248,108 (a)
J.G. Wentworth LLC, 2017-2A B	5.090%	9/17/74	437,402	397,739 (a)
J.G. Wentworth LLC, 2018-2A B	4.700%	10/15/77	157,080	143,277 (a)
Jimmy Johns Funding LLC, 2022-1A A2I	4.077%	4/30/52	628,875	620,789 (a)
Lunar Structured Aircraft Portfolio Notes, 2021-1 A	2.636%	10/15/46	1,134,648	1,073,308 (a)
Madison Park Funding Ltd., 2016-24A BR2 (3 mo. Term SOFR + 1.550%)	5.875%	10/20/29	1,610,000	1,612,436 (a)(e)
MVW LLC, 2021-1WA C	1.940%	1/22/41	438,432	422,246 (a)
Navient Private Education Refi Loan Trust, 2020-DA A	1.690%	5/15/69	130,960	124,586 (a)
PFS Financing Corp., 2024-A A (30 Day Average SOFR + 0.850%)	5.222%	1/15/28	1,000,000	1,001,233 (a)(e)
PFS Financing Corp., 2024-A B (30 Day Average SOFR + 1.300%)	5.672%	1/15/28	570,000	570,866 (a)(e)
Point Broadband Funding LLC, 2025-1A A2	5.336%	7/20/55	700,000	707,349 (a)
Renew Financial, 2023-1A A	5.900%	11/20/58	1,692,011	1,681,878 (a)
Renew Financial, 2024-1A A	6.208%	11/20/59	1,954,374	1,981,399 (a)
Romark CLO Ltd., 2021-5A BR (3 mo. Term SOFR + 1.800%)	6.086%	1/15/35	1,370,000	1,372,735 (a)(e)
SLM Private Education Loan Trust, 2010-C A5 (1 mo. Term SOFR + 4.864%)	9.015%	10/15/41	405,409	425,546 (a)(e)
SoFi Professional Loan Program Trust, 2021-A AFX	1.030%	8/17/43	365,082	322,908 (a)
Verdelite Static CLO Ltd., 2024-1A B (3 mo. Term SOFR + 1.650%)	5.975%	7/20/32	1,280,000	1,281,574 (a)(e)

Total Asset-Backed Securities (Cost — $24,805,195)				25,111,930
Collateralized Mortgage Obligations(i) — 3.4%
Arbor Realty Commercial Real Estate Notes LLC, 2025-FL1 C (1 mo. Term SOFR + 2.693%)	6.828%	1/20/43	470,000	469,707 (a)(e)
BRAVO Residential Funding Trust, 2023-NQM5 A1	6.505%	6/25/63	564,590	569,489 (a)
BRAVO Residential Funding Trust, 2023-NQM5 A3	7.012%	6/25/63	811,403	819,762 (a)
CRSO Trust, 2023-BRND A	7.121%	7/10/40	1,326,393	1,385,882 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA6 B1 (30 Day Average SOFR + 3.400%)	7.756%	10/25/41	1,950,000	1,994,855 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA7 M2 (30 Day Average SOFR + 1.800%)	6.156%	11/25/41	190,000	191,680 (a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2021-R03 1M1 (30 Day Average SOFR + 0.850%)	5.206%	12/25/41	197,052	196,952 (a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2023-R08 1M1 (30 Day Average SOFR + 1.500%)	5.856%	10/25/43	860,544	861,663 (a)(e)
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(i) — continued
Federal National Mortgage Association (FNMA) — CAS, 2023-R08 1M2 (30 Day Average SOFR + 2.500%)	6.856%	10/25/43	2,160,000	$2,219,083 (a)(e)
FS Commercial Mortgage Trust, 2023-4SZN B	7.795%	11/10/39	1,190,000	1,220,138 (a)(e)
Greystone CRE Notes, 2024-HC3 D (1 mo. Term SOFR + 5.333%)	9.483%	3/15/41	1,270,000	1,265,954 (a)(e)
GS Mortgage Securities Corp. Trust, 2023-SHIP A	4.466%	9/10/38	660,000	658,669 (a)(e)
GS Mortgage Securities Corp., 2023-SHIP B	5.101%	9/10/38	1,000,000	1,000,923 (a)(e)
MIC Trust, 2023-MIC A	8.732%	12/5/38	1,040,000	1,127,946 (a)(e)
OBX Trust, 2023-NQM7 A1	6.844%	4/25/63	1,461,008	1,481,173 (a)
OBX Trust, 2024-NQM15 A2	5.570%	10/25/64	676,616	680,534 (a)
OBX Trust, 2024-NQM15 A3	5.722%	10/25/64	1,434,752	1,443,631 (a)
Redwood Funding Trust, 2025-3 A	6.231%	12/27/56	1,377,328	1,380,701 (a)

Total Collateralized Mortgage Obligations (Cost — $18,672,682)				18,968,742
Sovereign Bonds — 3.3%
Argentina — 0.3%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	194,595	141,918
Argentine Republic Government International Bond, Senior Notes, Step bond (4.125% to 7/9/27 then 4.750%)	4.125%	7/9/35	1,344,802	705,349
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	1,578,541	925,420 (a)
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	192,864	113,066 (c)
Total Argentina				1,885,753
Bahamas — 0.2%

Bahamas Government International Bond, Senior Notes	8.250%	6/24/36	930,000	1,005,851 (a)
Bermuda — 0.1%

Bermuda Government International Bond, Senior Notes	2.375%	8/20/30	660,000	604,560 (a)
Israel — 0.4%

Israel Government International Bond, Senior Notes	5.500%	3/12/34	2,140,000	2,201,171
Mexico — 1.6%
Eagle Funding Luxco Sarl, Senior Notes	5.500%	8/17/30	2,000,000	2,031,620 (a)
Mexican Bonos, Senior Notes	8.500%	11/18/38	26,240,000 MXN	1,378,351
Mexico Government International Bond, Senior Notes	5.850%	7/2/32	200,000	206,730
Mexico Government International Bond, Senior Notes	5.375%	3/22/33	1,220,000	1,220,610
Mexico Government International Bond, Senior Notes	6.000%	5/7/36	2,240,000	2,295,104
Mexico Government International Bond, Senior Notes	6.625%	1/29/38	1,150,000	1,211,536
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	940,000	726,808
Total Mexico				9,070,759
Paraguay — 0.2%

Paraguay Government International Bond, Senior Notes	6.650%	3/4/55	930,000	991,334 (a)
Supranational — 0.5%
Africa Finance Corp., Senior Notes	5.550%	10/8/29	1,620,000	1,660,057 (a)
African Export-Import Bank, Senior Notes	2.634%	5/17/26	1,010,000	997,022 (a)
Total Supranational				2,657,079

Total Sovereign Bonds (Cost — $18,082,032)				18,416,507
Municipal Bonds — 1.1%
California — 0.3%
California State, GO, Build America Bonds	7.300%	10/1/39	600,000	702,632
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2025 Quarterly Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

California — continued
Regents of the University of California, CA, Medical Center Pooled Revenue, Series N	3.006%	5/15/50	1,520,000	$1,007,376
Total California				1,710,008
Florida — 0.0%††

Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	290,000	258,430
New York — 0.4%
New York State Dormitory Authority Revenue, New York University, Series B	5.832%	7/1/55	1,270,000	1,350,432
Port Authority of New York & New Jersey Revenue, Taxable Consolidated	4.960%	8/1/46	770,000	740,586
Total New York				2,091,018
Ohio — 0.1%

American Municipal Power-Ohio Inc., Revenue, OH, Build America Bonds	7.499%	2/15/50	460,000	540,549
Texas — 0.3%
Texas State Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds, Series 2023	5.102%	4/1/35	1,394,620	1,437,768

Total Municipal Bonds (Cost — $6,448,266)				6,037,773
Senior Loans — 0.9%
Communication Services — 0.3%
Interactive Media & Services — 0.3%
X Corp., Term Loan B1 (3 mo. Term SOFR + 6.650%)	10.958%	10/26/29	817,694	803,270 (e)(j)(k)
X Corp., Term Loan B3	9.500%	10/26/29	1,070,000	1,074,831 (j)(k)

Total Communication Services				1,878,101
Consumer Discretionary — 0.0%††
Hotels, Restaurants & Leisure — 0.0%††
Caesars Entertainment Inc., Incremental Term Loan B1 (1 mo. Term SOFR + 2.250%)	6.413%	2/6/31	4,550	4,545 (e)(j)(k)

Financials — 0.2%
Insurance — 0.2%
Truist Insurance Holdings LLC, 2024 Term Loan B (3 mo. Term SOFR + 2.750%)	6.752%	5/6/31	1,259,516	1,261,487 (e)(j)(k)

Materials — 0.2%
Paper & Forest Products — 0.2%
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. Term SOFR + 1.750%)	6.013%	9/7/27	980,625	981,616 (e)(j)(k)
Schweitzer-Mauduit International Inc., Term Loan B (1 mo. Term SOFR + 3.864%)	8.028%	4/20/28	134,624	133,951 (e)(j)(k)

Total Materials				1,115,567
Utilities — 0.2%
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Zero Operating Co. LLC, Initial Term Loan (1 mo. Term SOFR + 2.000%)	6.163%	4/30/31	1,063,650	1,054,013 (e)(j)(k)

Total Senior Loans (Cost — $5,314,302)				5,313,713
			Shares
Preferred Stocks — 0.4%
Financials — 0.4%
Insurance — 0.1%
Delphi Financial Group Inc. (3 mo. Term SOFR + 3.452%)	7.663%		15,675	380,119 (e)
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AGNC Investment Corp., Non Voting Shares (3 mo. Term SOFR + 4.959%)	9.276%		47,622	1,207,694 (e)
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) — continued
Chimera Investment Corp., Non Voting Shares (3 mo. Term SOFR + 5.005%)	8.981%	24,654	$569,507 (e)
Total Mortgage Real Estate Investment Trusts (REITs)			1,777,201

Total Preferred Stocks (Cost — $2,100,033)			2,157,320
Total Investments — 97.7% (Cost — $556,784,533)			551,709,166
Other Assets in Excess of Liabilities — 2.3%			12,713,361
Total Net Assets — 100.0%			$564,422,527

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Securities traded on a when-issued or delayed delivery basis.
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(d)	Security has no maturity date. The date shown represents the next call date.
(e)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(g)	Security is valued using significant unobservable inputs (Note 1).
(h)	Value is less than $1.
(i)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
GO	—	General Obligation
GTD	—	Guaranteed
ICE	—	Intercontinental Exchange
JSC	—	Joint Stock Company
MXN	—	Mexican Peso
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
At September 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	501	12/25	$104,281,231	$104,407,617	$126,386
U.S. Treasury 5-Year Notes	966	12/25	105,390,781	105,482,670	91,889
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2025 Quarterly Report

 Western Asset Corporate Bond Fund
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy continued
U.S. Treasury 10-Year Notes	164	12/25	$18,364,947	$18,450,000	$85,053
U.S. Treasury Long-Term Bonds	364	12/25	41,601,622	42,440,125	838,503
					1,141,831
Contracts to Sell:
U.S. Treasury Ultra 10-Year Notes	1,020	12/25	116,331,828	117,379,693	(1,047,865)
U.S. Treasury Ultra Long-Term Bonds	17	12/25	1,996,208	2,041,062	(44,854)
					(1,092,719)
Net unrealized appreciation on open futures contracts					$49,112
At September 30, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
JPY	110,785,112	USD	763,264	Goldman Sachs Group Inc.	10/16/25	$(12,811)

Abbreviation(s) used in this table:
JPY	—	Japanese Yen
USD	—	United States Dollar
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Corporate Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Corporate Bond Fund 2025 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$45,548,348	$2,226,899	$47,775,247
Financials	—	161,417,614	0 *	161,417,614
Other Corporate Bonds & Notes	—	237,469,068	—	237,469,068
U.S. Government & Agency Obligations	—	29,041,252	—	29,041,252
Asset-Backed Securities	—	25,111,930	—	25,111,930
Collateralized Mortgage Obligations	—	18,968,742	—	18,968,742
Sovereign Bonds	—	18,416,507	—	18,416,507
Municipal Bonds	—	6,037,773	—	6,037,773
Senior Loans	—	5,313,713	—	5,313,713
Preferred Stocks:
Financials	$1,777,201	380,119	—	2,157,320
Total Investments	$1,777,201	$547,705,066	$2,226,899	$551,709,166
Other Financial Instruments:
Futures Contracts††	$1,141,831	—	—	$1,141,831
Total	$2,919,032	$547,705,066	$2,226,899	$552,850,997
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$1,092,719	—	—	$1,092,719
Forward Foreign Currency Contracts††	—	$12,811	—	12,811
Total	$1,092,719	$12,811	—	$1,105,530

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2025. The following transactions were

Western Asset Corporate Bond Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
effected in such company for the period ended September 30, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$3,229,676	$135,263,310	135,263,310	$138,492,986	138,492,986

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$77,488	—	—

Western Asset Corporate Bond Fund 2025 Quarterly Report